Note 26 - Fair Value of Financial Instruments - Schedule of Fair Value Measurement Inputs Level 3 (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
March 2012 Investor Warrants [member]
Balance			€ 640
Warrants forfeited (see note 21)(1)	[1]		(489)
Warrants exercises (see note 21) (1)	[1]		(136)
FV adjustments (see note 21) (1)	[1]
USD/EUR exchange impact(2)	[2]		(16)
Balance
March 2012 Placement Agent Warrants [Member]
Balance		328	1,118
Warrants forfeited (see note 21)(1)	[1]
Warrants exercises (see note 21) (1)	[1]
FV adjustments (see note 21) (1)	[1]	(345)	(656)
USD/EUR exchange impact(2)	[2]	17	(135)
Balance			328
May 2013 Investor Warrants [Member]
Balance		512	2,162
Warrants forfeited (see note 21)(1)	[1]
Warrants exercises (see note 21) (1)	[1]
FV adjustments (see note 21) (1)	[1]	(544)	(1,388)
USD/EUR exchange impact(2)	[2]	32	(262)
Balance			512
May 2013 Placement Agent Warrants [Member]
Balance		840	3,921
Warrants forfeited (see note 21)(1)	[1]		(489)
Warrants exercises (see note 21) (1)	[1]		(136)
FV adjustments (see note 21) (1)	[1]	(889)	(2,044)
USD/EUR exchange impact(2)	[2]	49	(412)
Balance			€ 840

[1]	Reported in the Consolidated Statement of Income in line "Financial (expenses) income net"
[2]	Reported in the Consolidated Statement of Income in line "Foreign currency exchange gain (loss), net"